Managed Container Fleet - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Deferred revenue from acquisition fees	$ 947	$ 1,049
Managed Containers
Property, Plant and Equipment [Line Items]
Cash paid to purchase containers from container Investor	2,725
Containers, leaseback financial liability	15,977	$ 4,762
Container Investor
Property, Plant and Equipment [Line Items]
Cash consideration	57,637
Container Investor | Other Net
Property, Plant and Equipment [Line Items]
Loss recognized for effective settlement of pre-existing contractual relationship	$ 116